Income taxes - Major components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Based on taxable income of the current period	$ 17,134	$ 8,060
Adjustments in respect to previous years	607	(570)
Total current income tax expense	17,741	7,490
Origination and reversal of temporary differences	2,000	1,148
Adjustments in respect to previous years	(29)	(146)
Total deferred income tax expense (recovery)	1,971	1,002
Income tax expense reported in the consolidated statements of operations	$ 19,712	$ 8,492